Securities - Additional Information (Detail) - CAD ($) $ in Millions	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 14,239	$ 13,331	$ 13,568
Amortized cost	48,727	46,744	48,466
FVOCI Securities	64,553	$ 61,172	73,407
Debt securities [member]
Disclosure of financial assets [line items]
Allowance for credit losses of amortized cost	1		1
Allowance for credit losses of FVOCI securities	3		4
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	2,788		2,420
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 11,451		$ 11,148